Balance Sheet Details (Details) - Schedule of Annual Amortization Expense	Dec. 31, 2023 USD ($)
Schedule of Annual Amortization Expense [Abstract]
2024	$ 1,012,870
2025	1,326,837
2026	1,326,837
2027	1,326,837
2028	1,326,837
Thereafter	9,777,930
Total	$ 16,098,148